UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	July 31, 2025

Date of reporting period:	August 1, 2024 – January 31, 2025

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Ultra Short MAC Series
Semi-Annual Shareholder Report | January 31, 2025

This semi-annual shareholder report contains important information about Putnam Ultra Short MAC Series for the period August 1, 2024, to January 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Putnam Ultra Short MAC Series[1]	$0	0.00%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
1	Does not reflect the effect of fees and expenses associated with a separately managed account, or a management fee or other operating expenses of the Fund.
KEY FUND STATISTICS (as of January 31, 2025)

Total Net Assets	$27,808,064
Total Number of Portfolio Holdings*	189
Portfolio Turnover Rate	22%
*	Includes derivatives, if applicable.
WHAT DID THE FUND INVEST IN? (as of January 31, 2025)
Portfolio Composition (% of Total Net Assets)
Cash and Equivalents, if any, represent the market value weights of cash, derivatives, and other unclassified assets in the portfolio and may show a negative market value percentage as a result of the timing of trade-date and settlement-date transactions. Holdings and allocations may vary over time.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Putnam Ultra Short MAC Series	PAGE 1	39521-STSR-0325

Item 2. Code of Ethics:

Not applicable

Item 3. Audit Committee Financial Expert:

Not applicable

Item 4. Principal Accountant Fees and Services:

Not applicable

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements and Other Important Information in Item 7 below.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Putnam
Ultra Short MAC Series

Financial Statements and Other Important Information

Semiannual | January 31, 2025

Financial Statements and Other Important Information—Semiannual	franklintempleton.com

The fund’s portfolio 1/31/25 (Unaudited)
CORPORATE BONDS AND NOTES (79.7%)*	Principal amount	Value
Banking (43.6%)
Australia and New Zealand Banking Group, Ltd. 144A sr. unsec. notes 4.829%, 2/3/25 (Australia)	$568,000	$568,000
Banco Bilbao Vizcaya Argentaria SA sr. unsec. unsub. FRN 5.862%, 9/14/26 (Spain)	400,000	402,252
Bank of America Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 1.05%), 5.572%, 2/4/28	500,000	504,252
Bank of Montreal sr. unsec. FRN (US SOFR Compounded Index + 0.88%), 5.29%, 9/10/27 (Canada)	82,000	82,293
Bank of Montreal sr. unsec. FRN (US SOFR + 0.86%), 5.242%, 1/27/29 (Canada)	75,000	75,026
Bank of Nova Scotia (The) sr. unsec. unsub. notes 5.35%, 12/7/26 (Canada)	232,000	235,115
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR + 1.00%), 5.413%, 9/8/28 (Canada)	109,000	109,631
Bank of Nova Scotia (The) sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.78%), 5.202%, 6/4/27 (Canada)	111,000	111,487
Banque Federative du Credit Mutuel SA 144A sr. unsec. notes 5.896%, 7/13/26 (France)	500,000	507,755
Barclays PLC sr. unsec. unsub. FRN 5.304%, 8/9/26 (United Kingdom)	200,000	200,471
Barclays PLC sr. unsec. unsub. notes 5.829%, 5/9/27 (United Kingdom)	200,000	202,332
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)	250,000	252,174
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR Compounded Index + 0.93%), 5.332%, 9/11/27 (Canada)	109,000	109,412
Canadian Imperial Bank of Commerce sr. unsec. unsub. FRN (US SOFR + 0.94%), 5.316%, 6/28/27 (Canada)	95,000	95,668
Canadian Imperial Bank of Commerce sr. unsec. unsub. notes 5.144%, 4/28/25 (Canada)	53,000	53,083
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	90,000	90,476
Citigroup, Inc. sr. unsec. FRN (US SOFR + 0.77%), 5.183%, 6/9/27	59,000	59,088
Commonwealth Bank of Australia 144A sr. unsec. FRN (US SOFR + 0.46%), 4.898%, 11/27/26 (Australia)	104,000	104,153
Commonwealth Bank of Australia 144A unsec. sub. notes 4.50%, 12/9/25 (Australia)	215,000	214,246
Cooperatieve Rabobank UA (US SOFR Compounded Index + 0.90%), 5.282%, 10/5/26 (Netherlands)	250,000	252,140
Cooperatieve Rabobank UA company guaranty unsec. sub. notes 4.375%, 8/4/25 (Netherlands)	250,000	249,355
Credit Agricole SA/London 144A sr. unsec. FRN (US SOFR + 1.21%), 5.62%, 9/11/28 (France)	250,000	251,343
DNB Bank ASA 144A sr. unsec. FRN 5.896%, 10/9/26 (Norway)	538,000	542,103
Fifth Third Bank/Cincinnati, OH sr. unsec. FRN (US SOFR + 0.81%), 5.192%, 1/28/28	250,000	250,893
Huntington Bancshares, Inc. sr. unsec. unsub. notes 4.00%, 5/15/25	30,000	29,929
ING Groep NV 144A sr. unsec. notes 4.625%, 1/6/26 (Netherlands)	564,000	564,869
JPMorgan Chase & Co. sr. unsec. FRN (US SOFR + 0.86%), 5.237%, 10/22/28	40,000	40,134
JPMorgan Chase & Co. sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.181%, 1/24/29	76,000	76,012
JPMorgan Chase & Co. sr. unsec. unsub. FRN 2.083%, 4/22/26	324,000	322,122
KeyCorp sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 1.25%), 5.698%, 5/23/25	60,000	60,032
KeyCorp sr. unsec. unsub. notes Ser. MTN, 4.15%, 10/29/25	55,000	54,788
Lloyds Banking Group PLC sr. unsec. unsub. FRN 4.716%, 8/11/26 (United Kingdom)	400,000	399,629
Macquarie Bank, Ltd. 144A sr. unsec. notes 5.391%, 12/7/26 (Australia)	226,000	229,485
Macquarie Bank, Ltd. 144A sr. unsec. notes 3.231%, 3/21/25 (Australia)	200,000	199,688
Mitsubishi UFJ Financial Group, Inc. sr. unsec. FRN 5.719%, 2/20/26 (Japan)	500,000	500,214
National Australia Bank, Ltd. 114A sr. unsec. FRN (US SOFR + 0.62%), 5.022%, 6/11/27 (Australia)	250,000	250,861
Nationwide Building Society 144A sr. unsec. unsub. FRN (US SOFR + 1.29%), 5.757%, 2/16/28 (United Kingdom)	200,000	201,662
NatWest Group PLC sr. unsec. unsub. FRN (US SOFR + 1.25%), 5.70%, 3/1/28 (United Kingdom)	200,000	201,634
NatWest Group PLC sr. unsec. unsub. notes 7.472%, 11/10/26 (United Kingdom)	200,000	203,931
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 5.812%, 6/12/26	69,000	69,220
PNC Financial Services Group, Inc. (The) sr. unsec. unsub. FRN 4.758%, 1/26/27	174,000	173,939
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.83%), 5.211%, 1/24/29 (Canada)	102,000	102,086
Royal Bank of Canada sr. unsec. FRN Ser. GMTN, (US SOFR Compounded Index + 0.79%), 5.171%, 7/23/27 (Canada)	135,000	135,332

Ultra Short MAC Series
1

CORPORATE BONDS AND NOTES (79.7%)* cont.	Principal amount	Value
Banking cont.
Santander Holdings USA, Inc. sr. unsec. unsub. notes 3.45%, 6/2/25	$363,000	$361,248
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.85%), 5.229%, 8/3/26	164,000	165,100
State Street Corp. sr. unsec. unsub. FRN 5.104%, 5/18/26	40,000	40,062
State Street Corp. sr. unsec. unsub. FRN (US SOFR + 0.64%), 5.017%, 10/22/27	45,000	45,143
Sumitomo Mitsui Trust Bank, Ltd. 144A (US SOFR + 1.15%), 5.552%, 9/14/26 (Japan)	300,000	302,975
Swedbank AB 144A sr. notes 6.136%, 9/12/26 (Sweden)	200,000	204,245
Toronto-Dominion Bank (The) sr. unsec. FRN (US SOFR + 0.82%), 5.203%, 1/31/28 (Canada)	90,000	90,156
Toronto-Dominion Bank (The) sr. unsec. notes 5.103%, 1/9/26 (Canada)	198,000	199,036
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 5.90%, 10/28/26	95,000	95,700
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	25,000	24,934
U.S. Bancorp sr. unsec. unsub. notes 5.727%, 10/21/26	66,000	66,435
U.S. Bank NA/Cincinnati, OH sr. unsec. FRN (US SOFR + 0.69%), 5.067%, 10/22/27	300,000	300,671
UBS Group AG 144A sr. unsec. notes 4.282%, 1/9/28 (Switzerland)	250,000	245,579
UBS Group AG 144A sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	200,000	198,659
Wells Fargo & Co. sr. unsec. unsub. FRN (US SOFR + 0.78%), 5.161%, 1/24/28	89,000	89,127
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 1.32%), 5.702%, 4/25/26	230,000	230,564
Westpac Banking Corp. sr. unsec. unsub. FRN Ser. GMTN, (US SOFR + 0.46%), 4.837%, 10/20/26 (Australia)	133,000	133,159
		12,131,108
Basic materials (0.4%)
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 4.25%, 8/8/25	40,000	39,911
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 3.45%, 8/1/25	66,000	65,616
		105,527
Capital goods (2.0%)
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.69%), 5.065%, 10/16/26	40,000	40,236
Caterpillar Financial Services Corp. sr. unsec. FRN (US SOFR + 0.56%), 5.026%, 11/15/27	106,000	106,211
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. FRN (US SOFR + 0.84%), 5.214%, 1/13/28	150,000	150,191
Daimler Trucks Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 1/15/27	150,000	150,562
John Deere Capital Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 5.015%, 6/11/27	114,000	114,593
		561,793
Communication services (0.3%)
American Tower Corp. sr. unsec. notes 1.30%, 9/15/25 R	15,000	14,699
American Tower Corp. sr. unsec. notes 2.40%, 3/15/25 R	36,000	35,898
American Tower Corp. sr. unsec. unsub. bonds 3.375%, 10/15/26 R	20,000	19,574
Rogers Communications, Inc. 3.625%, 12/15/25 (Canada)	9,000	8,921
T-Mobile USA, Inc. company guaranty sr. notes 3.50%, 4/15/25	10,000	9,976
		89,068
Consumer cyclicals (7.1%)
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.92%), 5.397%, 8/13/27	106,000	106,622
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.80%), 5.277%, 8/13/26	41,000	41,230
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.84%), 5.21%, 4/1/25	102,000	102,101
Home Depot, Inc. (The) sr. unsec. unsub. FRN (US SOFR + 0.33%), 4.709%, 12/24/25	46,000	46,083
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.419%, 3/19/27 (South Korea)	238,000	238,757
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.04%), 5.414%, 6/24/27 (South Korea)	107,000	107,499
Hyundai Capital America 144A sr. unsec. FRN (US SOFR + 1.03%), 5.404%, 9/24/27 (South Korea)	68,000	68,212
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 5/30/25	67,000	66,981
Mercedes-Benz Finance North America, LLC 144A company guaranty sr. unsec. notes 4.90%, 1/9/26	538,000	539,749
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	15,000	14,980

2
Ultra Short MAC Series

CORPORATE BONDS AND NOTES (79.7%)* cont.	Principal amount	Value
Consumer cyclicals cont.
Netflix, Inc. 144A sr. unsec. notes 3.625%, 6/15/25	$134,000	$133,439
Owens Corning sr. unsec. notes 5.50%, 6/15/27	31,000	31,569
Toyota Motor Credit Corp. sr. unsec. unsub. FRN (US SOFR + 0.77%), 5.264%, 8/7/26	27,000	27,148
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.96%, 6/9/25	20,000	20,024
Toyota Motor Credit Corp. sr. unsec. unsub. FRN Ser. MTN, (US SOFR Compounded Index + 0.45%), 4.821%, 4/10/26	39,000	39,058
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.90%, 8/14/26	400,000	399,411
		1,982,863
Consumer finance (4.8%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 4.875%, 4/1/28 (Ireland)	150,000	149,734
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 1.75%, 1/30/26 (Ireland)	150,000	145,736
Air Lease Corp. sr. unsec. notes 3.375%, 7/1/25	68,000	67,585
Air Lease Corp. sr. unsec. notes Ser. MTN, 2.875%, 1/15/26	16,000	15,731
Air Lease Corp. sr. unsec. notes 3.25%, 3/1/25	66,000	65,923
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.93%), 5.312%, 7/26/28	40,000	40,226
American Express Co. sr. unsec. unsub. FRN (US SOFR + 0.76%), 5.237%, 2/13/26	332,000	333,032
American Honda Finance Corp. sr. unsec. FRN Ser. MTN, (US SOFR + 0.55%), 5.032%, 2/12/25	28,000	28,003
Capital One Financial Corp. sr. unsec. unsub. FRN 4.985%, 7/24/26	25,000	25,028
Capital One Financial Corp. sr. unsec. unsub. notes 3.75%, 3/9/27	100,000	97,925
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	74,000	73,849
General Motors Financial Co., Inc. sr. unsec. FRB (US SOFR Compounded Index + 1.05%), 5.423%, 7/15/27	55,000	55,160
General Motors Financial Co., Inc. sr. unsec. FRN (US SOFR Compounded Index + 1.30%), 5.667%, 4/7/25	151,000	151,232
General Motors Financial Co., Inc. sr. unsec. sub. notes 2.75%, 6/20/25	75,000	74,430
		1,323,594
Consumer staples (1.7%)
Campbell’s Co. (The) sr. unsec. unsub. notes 5.30%, 3/20/26	150,000	151,022
Haleon UK Capital PLC company guaranty sr. unsec. unsub. notes 3.125%, 3/24/25 (United Kingdom)	250,000	249,467
Philip Morris International, Inc. sr. unsec. unsub. notes 4.375%, 11/1/27	70,000	69,578
		470,067
Energy (2.7%)
Devon Energy Corp. sr. unsec. unsub. notes 5.85%, 12/15/25	60,000	60,438
ONEOK, Inc. company guaranty sr. unsec. sub. notes 5.55%, 11/1/26	400,000	404,767
Plains All American Pipeline LP/PAA Finance Corp. sr. unsec. unsub. notes 4.65%, 10/15/25	276,000	275,881
		741,086
Financial (0.4%)
Jefferies Financial Group, Inc. sr. unsec. notes Ser. MTN, 5.15%, 9/15/25	105,000	105,048
		105,048
Health care (2.9%)
GE Healthcare Holding, LLC sr. unsec. notes 5.60%, 11/15/25	100,000	100,611
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	123,000	123,000
Illumina, Inc. sr. unsec. sub. notes 4.65%, 9/9/26	54,000	53,859
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/26 (Singapore)	466,000	466,054
UnitedHealth Group, Inc. sr. unsec. unsub. FRN (US SOFR + 0.50%), 4.873%, 7/15/26	54,000	54,221
		797,745
Insurance (5.5%)
Arthur J Gallagher & Co. sr. unsec. notes 4.60%, 12/15/27	69,000	68,783
Athene Global Funding 144A notes 5.349%, 7/9/27	100,000	100,799
Athene Global Funding 144A sr. FRN (US SOFR Compounded Index + 0.85%), 5.339%, 5/8/26	105,000	105,081
Athene Global Funding 144A sr. notes 4.86%, 8/27/26	108,000	108,015
CNO Global Funding 144A notes 4.875%, 12/10/27	22,000	21,959

Ultra Short MAC Series
3

CORPORATE BONDS AND NOTES (79.7%)* cont.	Principal amount	Value
Insurance cont.
Corebridge Financial, Inc. sr. unsec. notes 3.50%, 4/4/25	$90,000	$89,819
Corebridge Global Funding 144A company guaranty sr. unsec. unsub. notes 5.35%, 6/24/26	65,000	65,612
GA Global Funding Trust 144A notes 3.85%, 4/11/25	250,000	249,602
Marsh & McLennan Cos., Inc. sr. unsec. FRN (US SOFR Compounded Index + 0.70%), 5.189%, 11/8/27	40,000	40,321
Metropolitan Life Global Funding I 144A FRN (US SOFR Compounded Index + 0.70%), 5.102%, 6/11/27	150,000	150,497
New York Life Global Funding 144A sr. FRN (US SOFR + 0.67%), 5.041%, 4/2/27	106,000	106,395
Northwestern Mutual Global Funding 144A notes 5.07%, 3/25/27	85,000	85,870
Principal Life Global Funding II 144A notes 4.60%, 8/19/27	27,000	26,945
Protective Life Global Funding 144A FRN (US SOFR + 0.70%), 5.071%, 4/10/26	150,000	150,343
Protective Life Global Funding 144A notes 4.335%, 9/13/27	150,000	148,344
		1,518,385
Investment banking/Brokerage (1.6%)
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 6.119%, 7/14/26 (Germany)	150,000	150,779
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.129%, 11/24/26 (Germany)	175,000	171,155
Mizuho Markets Cayman LP 144A company guaranty sr. unsec. unsub. FRN Ser. MTN, (US SOFR + 0.60%), 4.967%, 10/6/25 (Cayman Islands)	82,000	82,165
Morgan Stanley sr. unsec. FRN Ser. MTN, (US SOFR + 1.02%), 5.394%, 4/13/28	50,000	50,353
		454,452
Real estate (3.9%)
Alexandria Real Estate Equities, Inc. company guaranty sr. unsec. notes 3.45%, 4/30/25 R	28,000	27,917
Boston Properties, LP sr. unsec. unsub. notes 3.65%, 2/1/26 R	102,000	100,520
Camden Property Trust sr. unsec. unsub. notes 5.85%, 11/3/26 R	100,000	102,044
Kimco Realty OP, LLC company guaranty sr. unsec. unsub. notes 3.85%, 6/1/25 R	12,000	11,954
Public Storage Operating Co. company guaranty sr. unsec. FRN (US SOFR Compounded Index + 0.60%), 4.982%, 7/25/25 R	330,000	330,579
Realty Income Corp. sr. unsec. unsub. notes 5.05%, 1/13/26 R	460,000	460,015
Simon Property Group LP sr. unsec. unsub. notes 3.50%, 9/1/25 R	55,000	54,686
		1,087,715
Technology (1.0%)
Broadcom, Inc. sr. unsec. notes 5.05%, 7/12/27	59,000	59,537
Broadcom, Inc. sr. unsec. notes 4.80%, 4/15/28	38,000	38,054
Hewlett Packard Enterprise Co. sr. unsec. unsub. notes 4.90%, 10/15/25	64,000	64,059
Oracle Corp. sr. unsec. notes (US SOFR + 0.76%), 5.144%, 8/3/28	50,000	50,253
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	65,000	62,826
		274,729
Utilities and power (1.8%)
DTE Energy Co. sr. unsec. unsub. notes 4.95%, 7/1/27	15,000	15,063
DTE Energy Co. sr. unsec. unsub. notes Ser. F, 1.05%, 6/1/25	44,000	43,466
Electricite De France SA 144A sr. unsec. unsub. notes 3.625%, 10/13/25 (France)	25,000	24,776
Energy Transfer LP sr. unsec. unsub. notes 4.75%, 1/15/26	30,000	30,017
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. FRN (US SOFR + 0.80%), 5.183%, 2/4/28	50,000	50,122
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 5.749%, 9/1/25	132,000	132,718
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 4.85%, 2/4/28	20,000	20,013
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 3.55%, 5/1/27	20,000	19,531
NiSource, Inc. sr. unsec. notes 0.95%, 8/15/25	89,000	87,285
Pacific Gas and Electric Co. sr. FRN (US SOFR Compounded Index + 0.95%), 5.372%, 9/4/25	55,000	55,068
WEC Energy Group, Inc. sr. unsec. unsub. notes 5.60%, 9/12/26	28,000	28,375
		506,434
Total corporate bonds and notes (cost $22,082,824)		$22,149,614

4
Ultra Short MAC Series

COMMERCIAL PAPER (16.2%)*	Yield (%)	Maturity date	Principal amount	Value
Alexandria Real Estate Equities, Inc.	4.538	2/14/25	$250,000	$249,558
Alimentation Couche-Tard, Inc. (Canada)	4.577	2/28/25	250,000	249,107
Arrow Electronics, Inc.	4.719	2/5/25	250,000	249,834
AT&T, Inc.	4.586	2/27/25	250,000	249,153
Autonation, Inc.	4.702	2/3/25	256,000	255,894
Bell Telephone Co. of Canada (Canada)	4.570	2/13/25	250,000	249,600
Boston Properties LP	4.609	2/24/25	250,000	249,243
Broadcom, Inc.	4.588	2/13/25	250,000	249,571
Conagra Brands, Inc.	4.652	2/3/25	251,000	250,903
Crown Castle, Inc.	4.826	2/18/25	250,000	249,399
CVS Health Corp.	5.023	2/10/25	250,000	249,671
Enbridge US, Inc.	4.583	2/25/25	250,000	249,215
FMC Corp.	4.952	2/3/25	250,000	249,895
Glencore Funding, LLC	4.616	2/3/25	250,000	249,908
Nutrien, Ltd. (Canada)	4.594	3/6/25	250,000	248,922
Ovintiv, Inc.	4.885	2/20/25	250,000	249,312
Penske Truck Leasing Co.	4.560	3/20/25	250,000	248,456
Targa Resources Corp.	4.552	2/3/25	250,000	249,900
Total commercial paper (cost $4,498,152)				$4,497,541
ASSET-BACKED SECURITIES (3.6%)*	Principal amount	Value
American Express Credit Account Master Trust Ser. 22-3, Class A, 3.75%, 8/15/27	$200,000	$199,214
Capital One Multi-Asset Execution Trust Ser. 22-A3, Class A, 4.95%, 10/15/27	138,000	138,463
Capital One Prime Auto Receivables Trust Ser. 22-1, Class A3, 3.17%, 4/15/27	109,529	108,745
CarMax Auto Owner Trust Ser. 22-2, Class A3, 3.49%, 2/16/27	29,896	29,790
Chase Auto Owner Trust 144A Ser. 24-3A, Class A2, 5.53%, 9/27/27	112,632	113,177
Citizens Auto Receivables Trust 144A
Ser. 23-2, Class A2A, 6.09%, 10/15/26	20,431	20,476
Ser. 24-1, Class A2A, 5.43%, 10/15/26	33,615	33,693
Discover Card Execution Note Trust Ser. 22-A2, Class A, 3.32%, 5/15/27	35,000	34,883
GM Financial Consumer Automobile Receivables Trust Ser. 22-2, Class A3, 3.10%, 2/16/27	92,578	92,033
Golden Credit Card Trust 144A Ser. 22-4A, Class A, 4.31%, 9/15/27	149,000	148,770
Harley-Davidson Motorcycle Trust
Ser. 23-B, Class A2, 5.92%, 12/15/26	13,636	13,667
Ser. 24-A, Class A2, 5.65%, 2/16/27	76,469	76,752
Total asset-backed securities (cost $1,003,219)		$1,009,663
U.S. TREASURY OBLIGATIONS (0.5%)*	Principal amount	Value
U.S. Treasury Notes 5.00%, 9/30/25	$131,000	$131,586
Total U.S. treasury obligations (cost $130,997)		$131,586
CERTIFICATES OF DEPOSIT (0.3%)*	Yield (%)	Maturity date	Principal amount	Value
Mizuho Bank, Ltd./New York, NY	4.750	2/4/25	$80,000	$80,003
Total certificates of deposit (cost $80,000)				$80,003
SHORT-TERM INVESTMENTS (—%)*	Shares	Value
Putnam Short Term Investment Fund Class P 4.54% L	395	$395
Total short-term investments (cost $395)		$395
TOTAL INVESTMENTS
Total investments (cost $27,795,587)	$27,868,802
Key to holding’s abbreviations
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
MTN	Medium Term Notes
SOFR	Secured Overnight Financing Rate

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5

Notes to the fund’s portfolio
Unless noted otherwise, the notes to the fund’s portfolio are for the close of the fund’s reporting period, which ran from August 1, 2024 through January 31, 2025 (the reporting period). Within the following notes to the portfolio, references to “Franklin Advisers” represent Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Resources, Inc., and references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures.
*	Percentages indicated are based on net assets of $27,808,064.
L	Affiliated company (Note 5). The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
R	Real Estate Investment Trust.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
DIVERSIFICATION BY COUNTRY
Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
United States	58.4%	Switzerland	1.6%
Canada	7.7	South Korea	1.5
Australia	6.1	Spain	1.4
United Kingdom	6.0	Germany	1.2
Netherlands	3.8	Ireland	1.1
France	3.7	Sweden	0.7
Japan	2.9	Cayman Islands	0.3
Norway	1.9	Total	100.0%
Singapore	1.7
ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,009,663	$—
Certificates of deposit	—	80,003	—
Commercial paper	—	4,497,541	—
Corporate bonds and notes	—	22,149,614	—
U.S. treasury obligations	—	131,586	—
Short-term investments	—	395	—
Totals by level	$—	$27,868,802	$—

The accompanying notes are an integral part of these financial statements.

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Ultra Short MAC Series

Financial statements

Statement of assets and liabilities

1/31/25 (Unaudited)

ASSETS
Investment in securities, at value (Note 1):
Unaffiliated issuers (identified cost $27,795,192)	$27,868,407
Affiliated issuers (identified cost $395) (Note 5)	395
Cash	201,051
Dividends, interest and other receivables	225,120
Receivable for shares of the fund sold	136,379
Receivable from Manager (Note 2)	24,460
Prepaid assets	15,178
Total assets	28,470,990

LIABILITIES
Payable for investments purchased	321,050
Payable for shares of the fund repurchased	88,280
Payable for custodian fees (Note 2)	20,077
Payable for administrative services (Note 2)	46
Payable for auditing and tax fees	35,759
Payable for offering costs (Note 1)	187,536
Other accrued expenses	10,178
Total liabilities	662,926
Net assets	$27,808,064

Represented by
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$27,733,504
Total distributable earnings (Note 1)	74,560
Total — Representing net assets applicable to capital shares outstanding	$27,808,064

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net asset value, offering price and redemption price per share ($27,808,064 divided by 2,766,051 shares)	$10.05

The accompanying notes are an integral part of these financial statements.

Ultra Short MAC Series	7

Statement of operations

Six months ended 1/31/25 (Unaudited)

Investment income
Interest	$736,689
Dividends (including dividend income of $6,398 from investments in affiliated issuers) (Note 5)	6,398
Total investment income	743,087

EXPENSES
Custodian fees (Note 2)	14,021
Trustee compensation and expenses (Note 2)	486
Administrative services (Note 2)	286
Reports to shareholders	6,720
Auditing and tax fees	35,797
Blue sky expense	13,423
Other	1,440
Fees waived and reimbursed by Manager (Note 2)	(72,088)
Total expenses	85
Expense reduction (Note 2)	(53)
Net expenses	32
Net investment income	743,055

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Securities from unaffiliated issuers (Notes 1 and 3)	6,235
Total net realized gain	6,235
Change in net unrealized appreciation (depreciation) on:
Securities from unaffiliated issuers	17,332
Total change in net unrealized appreciation	17,332
Net gain on investments	23,567
Net increase in net assets resulting from operations	$766,622

The accompanying notes are an integral part of these financial statements.

8	Ultra Short MAC Series

Statement of changes in net assets

	Six months ended 1/31/25*	Year ended 7/31/24
Increase in net assets
Operations
Net investment income	$743,055	$881,432
Net realized gain on investments	6,235	19,261
Change in net unrealized appreciation of investments	17,332	53,652
Net increase in net assets resulting from operations	766,622	954,345
Distributions to shareholders (Note 1):
From ordinary income
Net investment income	(746,029)	(881,405)
Net realized short-term gain on investments	(21,360)	—
Increase from capital share transactions (Note 4)	70,192	17,457,777
Total increase in net assets	69,425	17,530,717
Net assets
Beginning of period	27,738,639	10,207,922
End of period	$27,808,064	$27,738,639
*Unaudited.

The accompanying notes are an integral part of these financial statements.

Ultra Short MAC Series	9

Financial highlights

(For a common share outstanding throughout the period)

PER-SHARE OPERATING PERFORMANCE
	Six months ended** 1/31/25	Year ended 7/31/24	For the period 5/25/23 (commencement of operations) to 7/31/23
Net asset value, beginning of period	$10.05	$10.00	$10.00
Investment operations:
Net investment income (loss)	.27	.57	.11
Net realized and unrealized gain (loss) on investments	.02	.05	— [d]
Total from investment operations	.29	.62	.11
Less distributions:
From net investment income	(.28)	(.57)	(.11)
From net realized gain on investments	(.01)	—	—
Total distributions	(.29)	(.57)	(.11)
Net asset value, end of period	$10.05	$10.05	$10.00
Total return at net asset value (%)[a]	2.86*	6.43	1.04*
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in thousands)	$27,808	$27,739	$10,208
Ratio of expenses to average net assets (%)[b,c]	— e*	— [e]	—*
Ratio of net investment income (loss) to average net assets (%)[c]	2.70*	5.71	1.05*
Portfolio turnover (%)	22*	46	6*
*	Not annualized.
**	Unaudited.
[a]	Total return assumes dividend reinvestment.
[b]	Includes amounts paid through expense offset arrangements, if any (Note 2). Also excludes acquired fund fees and expenses, if any.
[c]	Reflects an involuntary contractual expense limitation in effect during the period. As a result of such limitation, the expenses of the fund reflect a reduction of the following amounts (Note 2):
Percentage of average netassets
January 31, 2025	0.26%
July 31, 2024	1.86
July 31, 2023	1.01
[d]	Amount represents less than $0.01 per share.
[e]	Amount represents less than 0.01% per share.

The accompanying notes are an integral part of these financial statements.

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Ultra Short MAC Series

Notes to financial statements 1/31/25 (Unaudited)

Unless otherwise noted, the “reporting period” represents the period from August 1, 2024 through January 31, 2025. The following table defines commonly used references within the Notes to financial statements:

References to	Represent
1940 Act	Investment Company Act of 1940, as amended
Franklin Advisers	Franklin Advisers, Inc., the fund’s investment manager, a direct wholly-owned subsidiary of Franklin Templeton
Franklin Distributors	Franklin Distributors, LLC, an indirect wholly-owned subsidiary of Franklin Templeton.
Franklin Templeton	Franklin Resources, Inc.
Franklin Templeton Services	Franklin Templeton Services, LLC, a wholly-owned subsidiary of Franklin Templeton
FTIML	Franklin Templeton Investment Management Limited
JPMorgan	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
PIL	Putnam Investments Limited, an indirect wholly-owned subsidiary of Franklin Templeton
PSERV	Putnam Investor Services, Inc., a wholly-owned subsidiary of Franklin Templeton
Putnam Management	Putnam Investment Management, LLC, an indirect wholly-owned subsidiary of Franklin Templeton
SEC	Securities and Exchange Commission
State Street	State Street Bank and Trust Company

Putnam Ultra Short MAC Series (the fund) is a diversified series of Putnam Funds Trust (the Trust), a Massachusetts business trust registered under the 1940 Act as an open-end management investment company. The goal of the fund is to seek as high a rate of current income as the fund’s investment manager believes is consistent with preservation of capital and maintenance of liquidity.

The fund was established exclusively for use within separately managed accounts (“SMAs”). The fund is used in combination with selected individual securities to implement the SMA’s investment program.

The fund invests in a diversified portfolio of fixed income securities comprised of short duration, investment-grade money market and other fixed income securities. The fund’s investments may include obligations of the U.S. government, its agencies and instrumentalities, which are backed by the full faith and credit of the United States (e.g., U.S. Treasury bonds and Ginnie Mae mortgage-backed bonds) or by only the credit of a federal agency or government-sponsored entity (e.g., Fannie Mae or Freddie Mac mortgage-backed bonds), domestic corporate debt obligations, taxable municipal debt securities, securitized debt instruments (such as mortgage- and asset-backed securities), repurchase agreements, certificates of deposit, bankers acceptances, commercial paper (including asset-backed commercial paper), time deposits, Yankee Eurodollar securities and other money market instruments. The fund may also invest in U.S. dollar-denominated foreign securities of these types. Under normal circumstances, the effective duration of the fund’s portfolio will generally not be greater than one year. Effective duration provides a measure of a fund’s interest-rate sensitivity. The longer a fund’s duration, the more sensitive the fund is to shifts in interest rates. Under normal circumstances, the dollar-weighted average portfolio maturity of the fund is not expected to exceed four years. The fund’s investment manager may consider, among other factors, credit, interest rate and prepayment risks, as well as general market conditions, when deciding whether to buy or sell investments.

The fund’s shares are sold without a front-end sales charge and generally are not subject to a contingent deferred sales charge. Shares of the fund are sold at net asset value. Shares of the fund may be purchased only by and on behalf of “wrap” account clients (“eligible investors”) where Franklin Advisers has an agreement to serve as investment adviser to the wrap program sponsor (typically a registered investment adviser or broker-dealer) or directly to the wrap account clients of the wrap program sponsor. The fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above, and each eligible investor, by purchasing shares, agrees to any such redemption. There is no minimum investment amount for initial investments or subsequent investments. Eligible investors may purchase shares or sell their shares back to the fund (based on instructions from their wrap program sponsor to the broker-dealer who executes trades for their managed account) on any day the New York Stock Exchange (“NYSE”) is open. Purchase and redemption orders are processed at the net asset value next calculated after the order is received on behalf of the eligible investor each day the NYSE is open.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent and custodian, who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted by a shareholder against or on behalf of the Trust (or its series), including claims against Trustees and Officers, must be brought in courts located within the Commonwealth of Massachusetts.

Note 1: Significant accounting policies

The fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations. Actual results could differ from those estimates. Subsequent events after the Statement of assets and liabilities date through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

Security valuation Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund’s investment manager as the valuation designee and has responsibility for oversight of valuation.  The investment manager is assisted by the fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.

Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by the fund’s investment manager. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that the fund’s investment manager does not believe accurately reflects the security’s fair value, the security will be valued at fair value by the fund’s investment manager, which has been designated as valuation designee pursuant to Rule 2a–5 under the 1940 Act, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following

Ultra Short MAC Series
11

procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income, net of any applicable withholding taxes, if any, is recorded on the accrual basis. Amortization and accretion of premiums and discounts on debt securities, if any, is recorded on the accrual basis.

Dividend income, net of any applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

Interfund lending The fund, along with other Putnam funds, may participate in an interfund lending program pursuant to an exemptive order issued by the SEC. This program allows the fund to borrow from or lend to other Putnam funds that permit such transactions. Interfund lending transactions are subject to each fund’s investment policies and borrowing and lending limits. Interest earned or paid on the interfund lending transaction will be based on the average of certain current market rates. During the reporting period, the fund did not utilize the program.

Lines of credit Effective January 31, 2025, the fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers) managed by an affiliate of Franklin Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility) which matures on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the fund shall, in addition to interest charged on any borrowings made by the fund and other costs incurred by the fund, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in Other expenses in the Statements of operations. During the reporting period, the fund did not use the Global Credit Facility.

From April 30, 2024 through January 30, 2025, the fund participated, along with other Putnam funds, in a $320 million syndicated unsecured committed line of credit, provided by State Street ($160 million) and JPMorgan ($160 million), and a $235.5 million unsecured uncommitted line of credit, provided by State Street. Borrowings may have been made for temporary or emergency purposes, including the funding of shareholder redemption requests and trade settlements. Interest was charged to the fund based on the fund’s borrowings. A closing fee equal to 0.04% of the committed line of credit and 0.04% of the uncommitted line of credit was paid by the participating funds and a $75,000 fee was paid by the participating funds to State Street as agent of the syndicated committed line of credit. In addition, a commitment fee of 0.21% per annum on any unutilized portion of the committed line of credit was allocated to the participating funds based on their relative net assets and paid quarterly. During the reporting period, the fund had no borrowings against these arrangements.

Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time period and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the Code), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code.

The fund is subject to the provisions of Accounting Standards Codification 740 Income Taxes (ASC 740). ASC 740 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have a liability to record for any unrecognized tax benefits in the accompanying financial statements. No provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior fiscal periods remains subject to examination by the Internal Revenue Service.

Tax cost of investments includes adjustments to net unrealized appreciation (depreciation) which may not necessarily be final tax cost basis adjustments, but closely approximate the tax basis unrealized gains and losses that may be realized and distributed to shareholders. The aggregate identified cost on a tax basis is $27,795,587, resulting in gross unrealized appreciation and depreciation of $78,977 and $5,762, respectively, or net unrealized appreciation of $73,215.

Distributions to shareholders Income dividends are recorded daily by the fund and are paid monthly. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Dividend sources are estimated at the time of declaration. Actual results may vary. Any non-taxable return of capital cannot be determined until final tax calculations are completed after the end of the fund’s fiscal year. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Expenses of the Trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the Trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

Offering costs The offering costs of $187,536 have been fully amortized on a straight-line basis over a twelve-month period. The fund will reimburse Franklin Advisers for the payment of these expenses.

Note 2: Management fee, administrative services and other transactions

Under the fund’s management contract, the fund does not pay a management fee to Franklin Advisers.

Franklin Advisers has contractually agreed to waive fees (and, to the extent necessary, bear other expenses) of the fund through November 30, 2027, to the extent that total expenses of the fund (excluding brokerage, interest, taxes, investor servicing fees, investment-related expenses, extraordinary expenses, and acquired fund fees and expenses) would exceed an annual rate of 0.00% of the fund’s average net assets. During the reporting period, the fund’s expenses were reduced by $72,088 as a result of this limit.

Franklin Advisers may from time to time voluntarily undertake to waive fees and/or reimburse certain fund expenses in order to enhance the annualized net yield for the fund. Any such waiver or reimbursement would be voluntary and may be modified or discontinued by Franklin Advisers at any time without notice. During the reporting period, Franklin Advisers did not waive any expenses as a result of this waiver.

Franklin Advisers has retained Putnam Management as a sub-advisor for the fund pursuant to a sub-advisory agreement. Pursuant to the agreement, Putnam Management provides certain advisory and related services to the fund. Franklin Advisers pays a monthly fee to Putnam Management based on the costs of Putnam Management in providing these services to the fund, which may include a mark-up not to exceed 15% over such costs.

Effective November 1, 2024, FTIML is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. FTIML did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers were to engage the services of FTIML, Franklin Advisers (and not the fund) would pay a monthly sub-management fee to FTIML for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by FTIML.

Prior to November 1, 2024, PIL was authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Franklin Advisers from time to time. PIL did not manage any portion of the assets of the fund during the reporting period. If Franklin Advisers had engaged the services of PIL, Franklin Advisers (and not the fund) would have paid a quarterly sub-management fee to PIL for its services at an annual rate of 0.20% of the average net assets of the portion of the fund managed by PIL. Effective November 1, 2024, PIL merged into FTIML, and PIL investment professionals became employees of FTIML.

12
Ultra Short MAC Series

Franklin Templeton Services provides certain administrative services to the fund. The fee for those services is paid by the fund’s investment manager based on the fund’s average daily net assets and is not an additional expense of the fund.

The fund reimburses Franklin Advisers an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets are provided by State Street. Custodian fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

PSERV, an affiliate of Franklin Advisers, provides investor servicing agent functions to the fund. The fund does not pay investor servicing fees to PSERV.

The fund has entered into expense offset arrangements with PSERV and State Street whereby PSERV’s and State Street’s fees are reduced by credits allowed on cash balances. For the reporting period, the fund’s expenses were reduced by $53 under the expense offset arrangements.

Each Independent Trustee of the fund receives an annual Trustee fee, of which $18, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

The fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

Note 3: Purchases and sales of securities

During the reporting period, the cost of purchases and the proceeds from sales, excluding short-term investments, were as follows:

	Cost of purchases	Proceeds from sales
Investments in securities (Long-term)	$9,138,530	$4,014,011
U.S. government securities (Long-term)	—	—
Total	$9,138,530	$4,014,011

The fund may purchase or sell investments from or to other Putnam funds in the ordinary course of business, which can reduce the fund’s transaction costs, at prices determined in accordance with SEC requirements and policies approved by the Trustees. During the reporting period, purchases or sales of long-term securities from or to other Putnam funds, if any, did not represent more than 5% of the fund’s total cost of purchases and/or total proceeds from sales.

Note 4: Capital shares

At the close of the reporting period, there were an unlimited number of shares of beneficial interest authorized. Transactions, including, if applicable, direct exchanges pursuant to share conversions, in capital shares were as follows:

	SIX MONTHS ENDED 1/31/25		YEAR ENDED 7/31/24
	Shares	Amount	Shares	Amount
Shares sold	142,460	$1,441,099	2,314,224	$23,230,261
Shares issued in connection with reinvestment of distributions	77,063	767,389	87,894	881,405
	219,523	2,208,488	2,402,118	24,111,666
Shares repurchased	(212,457)	(2,138,296)	(663,691)	(6,653,889)
Net increase	7,066	$70,192	1,738,427	$17,457,777

At the close of the reporting period, an affiliate of Franklin Advisers owned 30.1% of the outstanding shares of the fund.

Note 5: Affiliated transactions

Transactions during the reporting period with any company which is under common ownership or control were as follows:

Name of affiliate	Fair value as of 7/31/24	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/25
Short-term investments
Putnam Short Term Investment Fund Class P ‡	$—	$11,667,958	$11,667,563	$6,398	$395
Total Short-term investments	$—	$11,667,958	$11,667,563	$6,398	$395
‡ Management fees charged to Putnam Short Term Investment Fund have been waived by Franklin Advisers. There were no realized or unrealized gains or losses during the period.

Note 6: Market, credit and other risks

In the normal course of business, the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the fund has unsettled or open transactions will default. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations. The fund may invest a significant portion of its assets in securitized debt instruments, including mortgage-backed and asset-backed investments. The yields and values of these investments are sensitive to changes in interest rates, the rate of principal payments on the underlying assets and the market’s perception of the issuers. The market for these investments may be volatile and limited, which may make them difficult to buy or sell.

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Note 7: Operating segments

The fund has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023–07, Segment Reporting (Topic 280)   – Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the fund’s financial position or results of operations.

The fund operates as a single operating segment, which is an investment portfolio. The fund’s investment manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.

For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related notes to the financial statements. The fund’s portfolio provides details of the fund’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

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Changes in and disagreements with accountants

Not applicable

Results of any shareholder votes

Not applicable

Remuneration paid to directors, officers, and others

Remuneration paid to directors, officers, and others is included in the Notes to financial statements above.

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Board approval of management and subadvisory agreements (Unaudited)

At its meeting on September 27, 2024, the Board of Trustees of your fund, including all of the Trustees who are not “interested persons” (as this term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Putnam mutual funds, closed-end funds and exchange-traded funds (collectively, the “funds”) (the “Independent Trustees”), approved a new Sub-Advisory Agreement with respect to your fund (the “New FTIML Sub-Advisory Agreement”) between Franklin Advisers, Inc. (“Franklin Advisers”) and its affiliate, Franklin Templeton Investment Management Limited (“FTIML”). Franklin Advisers and FTIML are each direct or indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Templeton”). (Because FTIML is an affiliate of Franklin Advisers and Franklin Advisers remains fully responsible for all services provided by FTIML, the Trustees did not attempt to evaluate FTIML as a separate entity.)

The Board of Trustees, with the assistance of its Contract Committee (which consists solely of Independent Trustees) and its independent legal counsel (as that term is defined in Rule 0-1(a)(6)(i) under the 1940 Act), requested and evaluated all information it deemed reasonably necessary under the circumstances in connection with its review of the New FTIML Sub-Advisory Agreement. At its September 2024 meeting, the Contract Committee met with representatives of Franklin Templeton, and separately in executive session, to consider the information provided. At the September 2024 Board of Trustees’ meetings, the Contract Committee also met in executive session with the other Independent Trustees to discuss its observations and recommendations. Throughout this process, the Contract Committee was assisted by the members of the Board of Trustees’ independent staff and by independent legal counsel for the Independent Trustees.

Considerations in connection with the Trustees’ approval of the New FTIML Sub-Advisory Agreement

The Trustees considered the proposed New FTIML Sub-Advisory Agreement in connection with the planned November 1, 2024 merger (the “Merger”) of Putnam Investments Limited (“PIL”), an affiliate of Franklin Advisers and a sub-adviser to your fund prior to the Merger, with and into FTIML. The Trustees considered that, in connection with the Merger, PIL investment professionals would become employees of FTIML, and, upon consummation of the Merger, PIL would cease to exist as a separate legal entity.

The Trustees noted that Franklin Templeton viewed the Merger as a further step in the integration of the legacy Putnam and Franklin Templeton organizations, offering potential operational efficiencies and enhanced investment resources for the funds. The Trustees also considered, among other factors, that:

• The Merger and the New FTIML Sub-Advisory Agreement would not result in any reduction or material change in the nature or the level of the sub-advisory services provided to the funds;

• The PIL portfolio managers who are responsible for the day-to-day management of the applicable funds would be the same immediately prior to, and immediately after, the Merger, and these investment personnel would have access to the same research and other resources to support their respective investment advisory functions and operate under the same conditions both immediately before and after the Merger;

• Despite a change in the sub-advisory fee structure for certain funds, the New FTIML Sub-Advisory Agreement would not result in an increase in the advisory fee rates payable by each fund, as Franklin Advisers would be responsible for overseeing the investment advisory services provided to the applicable funds by FTIML under the New FTIML Sub-Advisory Agreement and would compensate FTIML for such services out of the fees it receives under each fund’s Management Contract with Franklin Advisers; and

• The terms of the New FTIML Sub-Advisory Agreement were substantially similar to those under the sub-management contract between Franklin Advisers and PIL with respect to the fund (the “PIL Sub-Management Contract”). 1

The Trustees also considered that, prior to the Merger, counsel to Franklin Advisers and FTIML had provided a legal opinion that the Merger and the appointment of FTIML as sub-adviser to the funds would not result in an “assignment” under the 1940 Act of the PIL Sub-Management Contract and that the New FTIML Sub-Advisory Agreement did not require shareholder approval.

The Trustees also took into account that they had most recently approved the fund’s PIL Sub-Management Contract in June 2024. Because, other than the parties to the contract, the revised sub-advisory fee structure for certain funds, and certain other non-substantive changes to contractual terms, the New FTIML Sub-Advisory Agreement was substantially similar to the PIL Sub-Management Contract, the Trustees relied to a considerable extent on their previous approval of the PIL Sub-Management Contract.

Board of Trustees’ Conclusions

After considering the factors described above, as well as other factors, the Board of Trustees, including all of the Independent Trustees, concluded that the fees payable under the New FTIML Sub-Advisory Agreement represented reasonable compensation in light of the nature and quality of the services that would be provided to the funds, and determined to approve the New FTIML Sub-Advisory Agreement for your fund. These conclusions were based on a comprehensive consideration of all information provided to the Trustees and were not the result of any single factor.

1 The New PIL Sub-Management Contract was operative until the effective date of the Merger, November 1, 2024, and was replaced by the New FTIML Sub-Advisory Agreement effective as of that date.

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© 2025 Franklin Templeton. All rights reserved.	39521-SFSOI 3/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosure for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 13. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 16. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 17. Disclosures of Securities Lending Activities for Closed-End Investment Companies:

Not Applicable

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable

Item 19. Exhibits:

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Accounting Officer

Date: March 27, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz

Jonathan S. Horwitz Principal Executive Officer

Date: March 27, 2025

By (Signature and Title):

/s/ Jeffrey White

Jeffrey White Principal Financial Officer

Date: March 27, 2025